Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
Schedule of deferred tax assets to recoverable amounts
	As of December, 31
Composition of deferred tax assets:	2018	2017
Net loss carry-forward	$1,121,229	$814,000
Valuation allowance	(1,121,229)	(814,000)
	-	-

Schedule of statutory income tax rate to the effective income tax rate
	Year Ended December 31,
	2018	2017	2016

Tax rate	23%	24%	25%

Tax expense (benefit) at statutory rate	$(105,234)	$(642,090)	$(163,365)
Tax rate differential	-	28,057	(55,376)
Decrease in taxes from permanent differences in stock-based compensation	10,964	27,301	52,545
Decrease in taxes from permanent difference in warrants liabilities	(212,959)	304,254	29,394
Loss carryforwards-change in valuation allowance	307,229	282,478	136,802
Income tax expense (benefit)	$-	$-	$-